Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001740279
Document Type	8-K/A
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	IN8bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39692
Entity Tax Identification Number	82-5462585
Entity Address, Address Line One	350 5th Avenue
Entity Address, Address Line Two	Suite 5330
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	600-6438
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	INAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by IN8bio, Inc. (the “Company”) on November 10, 2022 (the “Original Current Report”). It has come to the Company’s attention that due to an administrative error, the incorrect press release was attached as Exhibit 99.1 to the Original Current Report. This Amendment is being filed solely to correct the press release. The original press release was made available on the Company’s website as of the date of the filing of the Original Current Report. The text of the Original Form 8-K remains unchanged and is set forth below.